Agreements (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Agreements (Textuals)
Total amount of agreements for space segments full payment	₪ 236
Business obligation to acquire terminal equipment	78		₪ 147
Acquisition of terminal equipment and the receipt of services	23
Acquisition of fixed assets, intangible assets, additional assets, and routine services amount	₪ 392
USD [Member]
Agreements (Textuals)
Additional IRU amount | $		$ 465